Pensions Benefit Obligation in Excess of Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Pension Plans with Projected Benefit Obligations in Excess of Plan Assets [Abstract]
Projected benefit obligation	$ 988.3	$ 1,162.0
Fair value of plan assets	700.6	795.7
Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Accumulated benefit obligation	949.8	1,120.2
Fair value of plan assets	$ 697.7	$ 793.1
Defined Benefit Plan, Measurement Date	December 31